SUBSEQUENT EVENTS (Details)			1 Months Ended	9 Months Ended
	Dec. 12, 2017 USD ($) Building	Nov. 28, 2017 USD ($) $ / shares	Oct. 19, 2017 $ / shares	Jun. 30, 2018 USD ($)	Sep. 30, 2017 $ / shares	Sep. 30, 2016 $ / shares
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares					$ 0.50	$ 1.11
First flexibility period to purchase the vessels	5 years
Second flexibility period to purchase the vessels	7 years
Subsequent Events [Member]
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares			$ 0.03
Dividend declare date			Oct. 19, 2017
Number of new buildings | Building	3
Percentage of purchase price expected to pay by lending provider	77.50%
Term of bareboat charter agreement	10 years
Repayment of credit facility	$ 3,058,500
Percentage of increase in margin for the period until December 31, 2017	2.00%
Percentage of increase in margin for the period after December 31, 2017	3.55%
Debt instrument, convertible, carrying amount of equity component		$ 100,000,000
Maturity date		Nov. 30, 2020
Debt instrument, periodic payment		$ 10,000,000
Percentage of dividend distributed adjusted EBITDA		50.00%
Senior secured high yield bond		$ 375,000,000
Senior unsecured high yield bond		200,000,000
Subsequent Events [Member] | Maximum [Member]
Subsequent Event [Line Items]
Dividends payable	$ 3,100,000
Maximum borrowing capacity		$ 375,000,000
Interest rate		10.50%
Amount of dividends that can be distributed quarterly (in dollars per share) | $ / shares		$ 0.03
Subsequent Events [Member] | Maximum [Member] | Forecast [Member]
Subsequent Event [Line Items]
Proceeds from sale of equity				$ 75,000,000